2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 23 .2%
Communication Services — 1.8%
Alphabet Inc ....................... 6,177 2,104,751
Comcast Corp ...................... 1,712 37,253
IDT Corp .......................... 404 32,308
Meta Platforms Inc ................... 1,034 749,836
Space Exploration Technologies Corp
(1)
...... 262 39,525
2,963,673
Consumer Discretionary — 0.8%
Abercrombie & Fitch Co
(1)
............... 300 40,407
Amazon.com Inc
(1)
................... 953 237,440
Asbury Automotive Group Inc
(1)
........... 276 47,555
Brinker International Inc
(1)
.............. 1,236 239,203
Cavco Industries Inc
(1)
................. 188 105,329
Dana Inc .......................... 286 7,811
Five Below Inc
(1)
..................... 152 33,375
Flexsteel Industries Inc ................ 168 14,221
Garmin Ltd ........................ 16 4,589
Garrett Motion Inc ................... 223 5,805
Lear Corp ......................... 1,273 150,252
Life Time Group Holdings Inc
(1)
........... 2,998 119,560
Murphy USA Inc ..................... 251 126,512
Pattern Group Inc
(1)
................... 226 3,878
Phoenix Education Partners Inc ........... 728 18,513
Royal Caribbean Cruises Ltd ............ 728 193,546
Victoria's Secret & Co
(1)
................ 1,035 91,556
XPEL Inc
(1)
......................... 100 4,417
1,443,969
Consumer Staples — 0.6%
Costco Wholesale Corp ................ 966 879,388
Dollar Tree Inc
(1)
..................... 77 8,780
Philip Morris International Inc ............ 425 81,098
969,266
Energy — 0.9%
APA Corp ......................... 939 39,006
Chevron Corp ...................... 1,678 342,665
Devon Energy Corp ................... 1,275 58,701
EOG Resources Inc ................... 502 69,156
Expand Energy Corp .................. 1,023 86,024
Forum Energy Technologies Inc
(1)
......... 29 2,348
Gulfport Energy Corp
(1)
................ 396 59,590
HF Sinclair Corp ..................... 492 52,802
Marathon Petroleum Corp .............. 272 107,554
Nabors Industries Ltd
(1)
................ 811 63,355
Par Pacific Holdings Inc
(1)
............... 328 26,771
Phillips 66 ......................... 672 171,568
SM Energy Co ...................... 76 2,567
Valero Energy Corp ................... 733 284,118
Viper Energy Inc ..................... 2,129 84,926
1,451,151
Financials — 3.3%
Ally Financial Inc .................... 4,646 174,783
Ameriprise Financial Inc ............... 928 456,901
Arch Capital Group Ltd
(1)
............... 1,590 146,852
Assurant Inc ....................... 35 9,222
Bank of New York Mellon Corp/The ........ 4,268 617,281
Berkshire Hathaway Inc
(1)
.............. 1,901 946,603
CME Group Inc ...................... 471 123,393
Customers Bancorp Inc
(1)
............... 2,753 203,722
First American Financial Corp ............ 624 37,902
HCI Group Inc ...................... 371 64,487
Jack Henry & Associates Inc ............ 1,380 197,671
LendingTree Inc
(1)
.................... 640 15,635
Mastercard Inc ..................... 2,430 1,340,072
Mercury General Corp ................. 21 2,076
Moelis & Co ....................... 84 4,832
Northern Trust Corp .................. 508 86,035
Pathward Financial Inc ................ 164 11,667
Progressive Corp/The ................. 528 109,460
QCR Holdings Inc .................... 64 6,264
Raymond James Financial Inc ........... 454 71,741
Remitly Global Inc
(1)
.................. 544 11,609
S&T Bancorp Inc .................... 74 3,579
State Street Corp .................... 460 80,311
Toast Inc
(1)
........................ 3,750 108,712
Travelers Cos Inc/The ................. 13 4,635
Visa Inc .......................... 2,000 718,660
WEX Inc
(1)
......................... 179 30,197
5,584,302
Health Care — 3.5%
AbbVie Inc ........................ 2,027 530,243
Agilent Technologies Inc ............... 62 10,683
Amgen Inc ........................ 1,758 741,015
Bristol-Myers Squibb Co ............... 665 41,496
Cardinal Health Inc ................... 646 143,735
CareDx Inc
(1)
....................... 340 22,100
Caris Life Sciences Inc
(1)
............... 63 1,930
Centene Corp
(1)
..................... 496 30,811
Cigna Group/The .................... 524 142,439
CVS Health Corp .................... 964 82,605
Elevance Health Inc .................. 402 156,306
Eli Lilly & Co ....................... 673 778,715
Encompass Health Corp ............... 790 95,977
Gilead Sciences Inc .................. 3,308 493,057
IQVIA Holdings Inc
(1)
.................. 20 5,377
Johnson & Johnson .................. 2,904 768,805

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
McKesson Corp ..................... 177 151,124
Merck & Co Inc ..................... 1,047 152,140
Mettler-Toledo International Inc
(1)
......... 53 80,080
Natera Inc
(1)
........................ 581 240,133
Regeneron Pharmaceuticals Inc .......... 300 227,481
Twist Bioscience Corp
(1)
................ 60 11,594
United Therapeutics Corp
(1)
............. 266 144,143
UnitedHealth Group Inc ................ 795 291,829
Veeva Systems Inc
(1)
.................. 10 2,854
Vertex Pharmaceuticals Inc
(1)
............ 676 353,420
West Pharmaceutical Services Inc ......... 344 127,541
Zoetis Inc ......................... 90 6,285
5,833,918
Industrials — 1.4%
Acuity Inc ......................... 116 35,938
Apogee Enterprises Inc ................ 296 10,470
Applied Industrial Technologies Inc ........ 253 84,069
Comfort Systems USA Inc .............. 61 100,900
Copart Inc
(1)
........................ 5,305 144,720
Emerson Electric Co .................. 133 20,628
Everus Construction Group Inc
(1)
.......... 57 6,699
Innodata Inc
(1)
...................... 576 37,878
Johnson Controls International plc ......... 933 138,690
Lincoln Electric Holdings Inc ............. 773 204,520
McGrath RentCorp ................... 320 36,592
MYR Group Inc
(1)
.................... 23 6,727
Northrop Grumman Corp ............... 611 295,406
SkyWest Inc
(1)
...................... 1,405 136,173
Southwest Airlines Co ................. 2,691 112,053
Stanley Black & Decker Inc ............. 1,951 172,839
Trane Technologies PLC ................ 492 222,374
United Airlines Holdings Inc
(1)
............ 2,826 313,545
Vicor Corp
(1)
........................ 57 16,470
Watts Water Technologies Inc ............ 13 4,604
Xylem Inc/NY ....................... 2,992 303,000
2,404,295
Information Technology — 9.7%
Advanced Micro Devices Inc
(1)
........... 947 579,337
Amkor Technology Inc ................. 655 34,309
Amphenol Corp ..................... 873 73,594
Analog Devices Inc ................... 947 375,684
Apple Inc ......................... 9,397 3,129,389
Applied Materials Inc ................. 843 431,093
Astera Labs Inc
(1)
.................... 121 43,072
Atlassian Corp
(1)
..................... 292 52,353
Broadcom Inc ...................... 3,032 1,064,808
CDW Corp/DE ...................... 679 87,021
Cisco Systems Inc ................... 2,746 295,552
Core Scientific Inc
(1)
.................. 2,227 35,587
Credo Technology Group Holding Ltd
(1)
...... 208 40,516
Crowdstrike Holdings Inc
(1)
.............. 586 155,143
Dell Technologies Inc ................. 246 132,336
Everpure Inc
(1)
...................... 1,103 144,250
Hewlett Packard Enterprise Co ........... 829 52,965
HP Inc ........................... 484 15,139
Insight Enterprises Inc
(1)
................ 396 61,903
Intel Corp
(1)
........................ 2,260 271,720
Jabil Inc .......................... 31 8,893
KLA Corp ......................... 701 136,646
Lam Research Corp .................. 978 321,283
Manhattan Associates Inc
(1)
............. 851 169,094
Marvell Technology Inc ................ 358 94,587
MaxLinear Inc
(1)
..................... 22 1,987
Micron Technology Inc ................ 684 728,535
Microsoft Corp ...................... 4,767 2,444,994
Monolithic Power Systems Inc ........... 65 87,569
NVIDIA Corp ....................... 14,756 3,369,975
Okta Inc
(1)
......................... 323 67,543
QUALCOMM Inc ..................... 1,248 229,682
RingCentral Inc ..................... 672 50,198
Sandisk Corp
(1)
...................... 90 156,590
TD SYNNEX Corp .................... 1,080 277,398
Teledyne Technologies Inc
(1)
............. 522 316,755
Teradyne Inc ....................... 154 61,740
Texas Instruments Inc ................. 1,197 335,268
Tyler Technologies Inc
(1)
................ 63 20,072
Ubiquiti Inc ........................ 88 49,943
Universal Display Corp ................ 497 38,289
Vistance Networks Inc ................. 316 1,890
Western Digital Corp .................. 318 144,518
Zebra Technologies Corp
(1)
.............. 344 128,419
16,317,639
Materials — 0.4%
Anglogold Ashanti Plc ................. 1,052 98,835
Coeur Mining Inc .................... 1,396 24,570
Ingevity Corp
(1)
...................... 92 6,509
Kaiser Aluminum Corp ................. 63 9,124
Newmont Corp ..................... 1,181 136,217
Nucor Corp ........................ 586 136,977
Reliance Inc ....................... 22 8,464
Royal Gold Inc ...................... 881 207,916
SSR Mining Inc ..................... 1,496 49,847
678,459
Real Estate — 0.7%
CBL & Associates Properties Inc .......... 90 4,802
Cousins Properties Inc ................ 1,379 38,116
Jones Lang LaSalle Inc
(1)
............... 787 240,444
Simon Property Group Inc .............. 4,323 867,886
1,151,248

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Utilities — 0.1%
Edison International .................. 3,161 169,840
169,840
Total Common Stocks (United States)
( Cost $ 28,582,713 ) ................. 38,967,760
Registered Investment Companies — 65 .9%
U.S. Fixed Income — 62.4%
Baird Core Plus Bond Fund - Class I ....... 2,383,918 23,219,360
Dodge & Cox Income Fund - Class I ........ 832,693 10,000,648
Fidelity Advisor Capital & Income Fund - Class Z 970,235 11,701,034
Fidelity Total Bond Fund - Class Z ......... 1,265,528 11,503,654
Frost Total Return Bond Fund - Class I ...... 243,101 2,212,219
Guggenheim Total Return Bond Fund - Class I . 301,795 6,823,594
iShares 20+ Year Treasury Bond ETF
(2)
...... 68,189 5,303,740
iShares 7-10 Year Treasury Bond ETF
(2)
..... 177,189 15,824,750
PGIM Total Return Bond Fund - Class R6 .... 595,189 6,803,010
PIMCO Total Return Fund - Class I ......... 1,370,200 11,358,960
104,750,969
International Fixed Income — 3.5%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 688,792 5,944,273
5,944,273
Total Registered Investment Companies
( Cost $ 113,054,106 ) ................ 110,695,242
Money Market Registered Investment Companies — 10 .2%
Meeder Government Money Market Fund ,
3.72%
(3)
........................ 17,120,625 17,120,625
Total Money Market Registered Investment
Companies
( Cost $ 17,120,625 ) ................. 17,120,625
Total Investments — 99 .3%
(Cost $ 158,757,444 ) ................ 166,783,627
Other Assets less Liabilities — 0 .7% ....... 1,128,680
Total Net Assets — 100 .0% ............. 167,912,307
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,925 28,062
Meeder Conservative Allocation Fund - Retail
Class .......................... 270 6,503
Meeder Dynamic Allocation Fund - Retail Class 3,885 64,032
Meeder Muirfield Fund - Retail Class ....... 3,002 33,619
Total Trustee Deferred Compensation
(Cost $ 90,722 ) .................... 132,216
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Dec 2026 ........ 32 12/17/26 5,018,560 (68,929)
Mini MSCI Emg Mkt
Futures - Dec 2026 .. 17 12/17/26 1,454,350 19,520
Russell 2000 Futures Mini
December 2026 .... 15 12/17/26 2,113,125 (73,295)
S&P 500 Mini Futures
December 2026 .... (1) 12/17/26 (385,775) 3,472
S&P Mid Cap Futures
EMini December 2026 2 12/17/26 724,480 (17,343)
Total Futures Contracts . 65 8,924,740 (136,575)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(4) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.